UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Charter Income Trust

2/28/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Bonds – 111.4%
Aerospace – 0.6%
BE Aerospace, Inc., 8.5%, 2018	$815,000	$853,713
Bombardier, Inc., 7.45%, 2034 (n)	125,000	114,375
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,534,000	1,158,170
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	1,065,000	1,054,350

		$3,180,608

Airlines – 0.9%
American Airlines Pass-Through Trust, 7.377%, 2019	$382,838	$306,271
Continental Airlines, Inc., 7.339%, 2014	431,000	407,295
Continental Airlines, Inc., 7.25%, 2019	440,000	457,600
Delta Air Lines, Inc., 7.111%, 2011	585,000	590,850
Delta Air Lines, Inc., 7.711%, 2011	995,000	985,050
Delta Air Lines, Inc., 7.75%, 2019	2,205,000	2,260,125

		$5,007,191

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016	$625,000	$637,500
Levi Strauss & Co., 9.75%, 2015	405,000	422,212

		$1,059,712

Asset Backed & Securitized – 7.3%
Anthracite Ltd., “A” CDO, FRN, 0.588%, 2019 (z)	$1,565,733	$1,080,356
Banc of America Commercial Mortgage, Inc., FRN, 5.744%, 2051	1,500,000	1,433,240
Banc of America Commercial Mortgage, Inc., FRN, 6.166%, 2051	6,000,000	5,891,810
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	404,000	357,104
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.83%, 2040 (z)	922,592	334,440
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	1,605,000	1,191,445
Commercial Mortgage Pass-Through Certificates, FRN, 5.793%, 2046	230,000	204,045
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035	1,931,644	1,894,461
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,080,744	829,585
Credit Suisse Mortgage Capital Certificate, FRN, 5.722%, 2039	1,400,000	1,411,944
Crest Ltd., CDO, 7%, 2040	2,000,000	100,000
CWCapital LLC, 5.223%, 2048	5,839,000	5,402,005
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,000,000	2,062,860
First Union-Lehman Brothers Bank of America, FRN, 0.451%, 2035 (i)	19,907,309	380,990
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	520,624	548,455
Greenwich Capital Commercial Funding Corp., FRN, 5.883%, 2038	4,839,456	4,797,767
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,255,000	1,145,430
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	1,500,000	1,424,050
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,000,000	1,007,762
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.061%, 2051	185,000	59,318
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	185,000	52,282
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	1,350,000	1,246,893
Mortgage Capital Funding, Inc., FRN, 1.839%, 2031 (i)	245,944	94
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	279,961	277,553
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,510,000	2,492,747
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,560,612	1,318,389
Structured Asset Securities Corp., FRN, 4.67%, 2035	567,331	509,212
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047	1,503,155	284,988
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	1,250,000	1,101,170

		$38,840,395

Automotive – 1.5%
Allison Transmission, Inc., 11%, 2015 (n)	$1,645,000	$1,706,688
Ford Motor Credit Co. LLC, 12%, 2015	4,028,000	4,601,281
Goodyear Tire & Rubber Co., 9%, 2015	880,000	907,500
Goodyear Tire & Rubber Co., 10.5%, 2016	700,000	754,250

		$7,969,719

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Basic Industry – 0.1%
TriMas Corp., 9.75%, 2017 (n)		$380,000	$381,900

Broadcasting – 2.5%
Allbritton Communications Co., 7.75%, 2012		$1,015,000	$1,006,119
Inmarsat Finance PLC, 7.375%, 2017 (n)		495,000	507,375
Intelsat Jackson Holdings Ltd., 9.5%, 2016		3,370,000	3,538,500
Lamar Media Corp., 7.25%, 2013		675,000	675,000
Lamar Media Corp., 6.625%, 2015		740,000	706,700
Lamar Media Corp., “C”, 6.625%, 2015		245,000	229,075
LIN TV Corp., 6.5%, 2013		755,000	715,362
Local TV Finance LLC, 10%, 2015 (p)(z)		992,250	544,084
Newport Television LLC, 13%, 2017 (n)(p)		112,218	57,886
News America, Inc., 6.2%, 2034		325,000	327,429
News America, Inc., 6.9%, 2039 (n)		205,000	226,230
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		509,449	399,578
Nexstar Broadcasting Group, Inc., 7%, 2014		168,000	131,880
Salem Communications Corp., 9.625%, 2016 (n)		290,000	299,425
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		1,425,000	1,478,438
Univision Communications, Inc., 12%, 2014 (n)		790,000	855,175
Univision Communications, Inc., 9.75%, 2015 (n)(p)		1,515,600	1,267,042

			$12,965,298

Brokerage & Asset Managers – 0.4%
Janus Capital Group, Inc., 6.95%, 2017		$1,700,000	$1,676,972
Nuveen Investments, Inc., 10.5%, 2015		680,000	615,400

			$2,292,372

Building – 1.8%
Associated Materials, Inc., 11.25%, 2014		$1,000,000	$990,000
Building Materials Holding Corp., 7%, 2020 (z)		635,000	635,000
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	490,000	668,877
CEMEX Finance LLC, 9.5%, 2016 (n)		$2,814,000	2,870,280
Nortek, Inc., 11%, 2013		1,516,711	1,592,547
Owens Corning, 9%, 2019		1,550,000	1,790,889
Ply Gem Industries, Inc., 11.75%, 2013		350,000	355,250
Ply Gem Industries, Inc., 13.125%, 2014 (z)		670,000	673,350

			$9,576,193

Business Services – 1.3%
First Data Corp., 9.875%, 2015		$3,065,000	$2,651,225
First Data Corp., 11.25%, 2016		785,000	643,700
Iron Mountain, Inc., 6.625%, 2016		775,000	763,375
Iron Mountain, Inc., 8.375%, 2021		460,000	472,075
SunGard Data Systems, Inc., 9.125%, 2013		205,000	209,869
SunGard Data Systems, Inc., 10.25%, 2015		1,570,000	1,628,875
Terremark Worldwide, Inc., 12%, 2017 (n)		625,000	685,938

			$7,055,057

Cable TV – 2.8%
Cablevision Systems Corp., 8.625%, 2017 (z)		$275,000	$283,250
CCO Holdings LLC, 8.75%, 2013		1,860,000	1,887,900
Charter Communications, Inc., 10.875%, 2014 (n)		395,000	439,931
CSC Holdings, Inc., 8.5%, 2014 (n)		770,000	809,463
CSC Holdings, Inc., 8.5%, 2015 (n)		1,980,000	2,079,000
Mediacom LLC, 9.125%, 2019 (n)		1,395,000	1,401,975
TCI Communications, Inc., 9.8%, 2012		701,000	798,703
Time Warner Cable, Inc., 5%, 2020		2,150,000	2,129,547
Videotron LTEE, 6.875%, 2014		2,110,000	2,117,912
Virgin Media Finance PLC, 9.125%, 2016		2,185,000	2,256,012

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Virgin Media Finance PLC, 9.5%, 2016	$395,000	$418,700

		$14,622,393

Chemicals – 2.2%
Ashland, Inc., 9.125%, 2017 (n)	$1,755,000	$1,921,725
Hexion Finance Escrow LLC, 8.875%, 2018 (n)	895,000	836,825
Hexion Specialty Chemicals, Inc., 9.75%, 2014	1,315,000	1,242,675
Huntsman International LLC, 5.5%, 2016 (n)	1,495,000	1,315,600
Innophos Holdings, Inc., 8.875%, 2014	760,000	780,900
Lumena Resources Corp., 12%, 2014 (n)	2,540,000	2,159,841
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	1,476,000	1,623,600
Momentive Performance Materials, Inc., 11.5%, 2016	343,000	279,116
Mosaic Co., 7.625%, 2016 (n)	1,525,000	1,665,009

		$11,825,291

Computer Software – 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,950,000	$2,008,500

Computer Software - Systems – 0.5%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$1,015,000	$1,030,225
International Business Machines Corp., 8%, 2038	1,000,000	1,345,600

		$2,375,825

Conglomerates – 0.3%
Actuant Corp., 6.875%, 2017	$1,005,000	$969,825
Kennametal, Inc., 7.2%, 2012	684,000	727,684

		$1,697,509

Construction – 0.2%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$1,227,000	$1,273,013

Consumer Products 0.7%
ACCO Brands Corp., 10.625%, 2015 (n)	$105,000	$114,135
ACCO Brands Corp., 7.625%, 2015	255,000	233,962
Central Garden & Pet Co., 8.25%, 2018	455,000	458,981
Fortune Brands, Inc., 5.125%, 2011	671,000	692,428
Jarden Corp., 7.5%, 2017	1,405,000	1,412,025
Libbey Glass, Inc., 10%, 2015 (z)	360,000	372,600
Visant Holding Corp., 8.75%, 2013	500,000	507,500

		$3,791,631

Consumer Services – 1.6%
Corrections Corp. of America, 6.25%, 2013	$310,000	$311,937
Corrections Corp. of America, 7.75%, 2017	1,000,000	1,025,000
Grupo Posadas S.A. de C.V., 9.25%, 2015 (n)	113,000	116,390
KAR Holdings, Inc., 10%, 2015	1,135,000	1,183,238
KAR Holdings, Inc., FRN, 4.248%, 2014	380,000	351,500
Service Corp. International, 7.375%, 2014	500,000	508,750
Service Corp. International, 7%, 2017	4,030,000	3,949,400
Ticketmaster Entertainment, Inc., 10.75%, 2016	780,000	858,000

		$8,304,215

Containers – 1.3%
Crown Americas LLC, 7.625%, 2013	$200,000	$206,000
Crown Americas LLC, 7.75%, 2015	565,000	583,362
Graham Packaging Holdings Co., 9.875%, 2014	1,800,000	1,836,000
Greif, Inc., 6.75%, 2017	855,000	842,175
Greif, Inc., 7.75%, 2019	1,000,000	1,030,000
Owens-Brockway Glass Container, Inc., 8.25%, 2013	505,000	512,575
Owens-Illinois, Inc., 7.375%, 2016	1,000,000	1,032,500

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Reynolds Group, 7.75%, 2016 (n)	$1,050,000	$1,063,125

		$7,105,737

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$474,000	$479,750
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	450,000	474,697
L-3 Communications Corp., 5.875%, 2015	1,180,000	1,184,425
L-3 Communications Corp., 6.375%, 2015	1,500,000	1,524,375

		$3,663,247

Electronics – 0.7%
Flextronics International Ltd., 6.25%, 2014	$635,000	$633,412
Freescale Semiconductor, Inc., 8.875%, 2014	1,635,000	1,451,062
Freescale Semiconductor, Inc., 10.125%, 2018 (z)	385,000	388,850
Jabil Circuit, Inc., 7.75%, 2016	1,140,000	1,179,900

		$3,653,224

Emerging Market Quasi-Sovereign – 4.0%
BNDES Participacoes S.A., 5.5%, 2020 (n)	$138,000	$135,585
Ecopetrol S.A., 7.625%, 2019	594,000	653,400
Gaz Capital S.A., 8.125%, 2014 (n)	1,464,000	1,611,864
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,563,000	3,152,490
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	733,000	831,955
Korea Development Bank, 4.375%, 2015	665,000	674,041
Majapahit Holding B.V., 7.25%, 2017 (n)	1,478,000	1,522,340
Majapahit Holding B.V., 8%, 2019 (n)	492,000	521,520
Majapahit Holding B.V., 7.75%, 2020 (n)	1,324,000	1,373,650
Pemex Project Funding Master Trust, 5.75%, 2018	642,000	650,074
Petrobras International Finance Co., 7.875%, 2019	1,361,000	1,567,397
Petroleos de Venezuela S.A., 5.25%, 2017	950,000	577,125
Petroleos Mexicanos, 8%, 2019	1,101,000	1,277,160
Petroleos Mexicanos, 6%, 2020 (n)	1,195,000	1,215,315
Qtel International Finance Ltd., 7.875%, 2019 (n)	2,206,000	2,511,171
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	1,344,600	1,465,107
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,442,000	1,573,583

		$21,313,777

Emerging Market Sovereign – 2.9%
Republic of Argentina, 8.28%, 2033	$866,660	$565,496
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	1,848,000	593,208
Republic of Argentina, FRN, 0.389%, 2012	1,460,363	1,265,215
Republic of Colombia, 7.375%, 2019	465,000	532,425
Republic of Colombia, 8.125%, 2024	664,000	791,820
Republic of Colombia, 6.125%, 2041	1,580,000	1,477,300
Republic of Indonesia, 6.875%, 2018	204,000	226,440
Republic of Indonesia, 11.625%, 2019 (n)	1,423,000	2,042,005
Republic of Indonesia, 5.875%, 2020 (n)	1,023,000	1,057,526
Republic of Indonesia, 7.75%, 2038 (n)	593,000	659,712
Republic of Panama, 9.375%, 2029	1,062,000	1,423,080
Republic of Peru, 7.125%, 2019	298,000	345,680
Republic of Peru, 7.35%, 2025	355,000	413,575
Republic of Philippines, 6.5%, 2020	358,000	382,613
Republic of Philippines, 6.375%, 2034	1,377,000	1,306,429
State of Qatar, 5.25%, 2020 (n)	780,000	791,700
Ukraine Government International, 6.58%, 2016	1,389,000	1,194,679
United Mexican States, 5.95%, 2019	266,000	284,620

		$15,353,523

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 3.9%
Anadarko Petroleum Corp., 6.45%, 2036	$160,000	$167,745
Chaparral Energy, Inc., 8.875%, 2017	970,000	792,975
Chesapeake Energy Corp., 9.5%, 2015	1,065,000	1,158,188
Chesapeake Energy Corp., 6.375%, 2015	5,000	4,837
Chesapeake Energy Corp., 6.875%, 2016	435,000	427,931
Forest Oil Corp., 8.5%, 2014	70,000	72,275
Forest Oil Corp., 7.25%, 2019	1,215,000	1,190,700
Hilcorp Energy I LP, 9%, 2016 (n)	1,080,000	1,093,500
Mariner Energy, Inc., 8%, 2017	1,310,000	1,251,050
McMoRan Exploration Co., 11.875%, 2014	1,255,000	1,342,850
Newfield Exploration Co., 6.625%, 2014	650,000	659,750
Newfield Exploration Co., 6.625%, 2016	225,000	223,312
OPTI Canada, Inc., 8.25%, 2014	1,235,000	1,099,150
Penn Virginia Corp., 10.375%, 2016	1,630,000	1,760,400
Petrohawk Energy Corp., 10.5%, 2014	560,000	607,600
Pioneer Natural Resources Co., 6.875%, 2018	1,175,000	1,155,622
Pioneer Natural Resources Co., 7.5%, 2020	765,000	767,908
Plains Exploration & Production Co., 7%, 2017	1,370,000	1,339,175
Quicksilver Resources, Inc., 8.25%, 2015	1,055,000	1,065,550
Range Resources Corp., 8%, 2019	1,535,000	1,607,913
SandRidge Energy, Inc., 9.875%, 2016 (n)	250,000	258,125
SandRidge Energy, Inc., 8%, 2018 (n)	1,300,000	1,244,750
Southwestern Energy Co., 7.5%, 2018	1,175,000	1,239,625
Talisman Energy, Inc., 7.75%, 2019	280,000	333,595

		$20,864,526

Energy - Integrated – 0.8%
CCL Finance Ltd., 9.5%, 2014 (n)	$1,244,000	$1,387,060
CCL Finance Ltd., 9.5%, 2014	457,000	509,555
Hess Corp., 8.125%, 2019	100,000	122,243
Husky Energy, Inc., 5.9%, 2014	306,000	335,558
Husky Energy, Inc., 7.25%, 2019	324,000	377,834
Listrindo Capital B.V., 9.25%, 2015 (n)	137,000	141,085
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	1,005,000	1,070,325
TNK-BP Finance S.A., 6.25%, 2015 (n)	223,000	226,345
TNK-BP Finance S.A., 7.25%, 2020 (n)	273,000	270,953

		$4,440,958

Entertainment – 0.7%
AMC Entertainment, Inc., 11%, 2016	$1,200,000	$1,287,000
AMC Entertainment, Inc., 8.75%, 2019	1,160,000	1,197,700
Cinemark USA, Inc., 8.625%, 2019	1,260,000	1,310,400

		$3,795,100

Financial Institutions – 1.9%
CIT Group, Inc., 7%, 2014	$380,000	$347,700
CIT Group, Inc., 7%, 2017	2,085,000	1,842,619
Credit Acceptance Corp., 9.125%, 2017 (z)	500,000	497,500
GMAC, Inc., 6.875%, 2011	293,000	293,000
GMAC, Inc., 7%, 2012	455,000	452,725
GMAC, Inc., 6.75%, 2014	2,365,000	2,258,575
GMAC, Inc., 8%, 2031	2,109,000	1,945,553
International Lease Finance Corp., 5.625%, 2013	2,615,000	2,230,619

		$9,868,291

Food & Beverages – 1.7%
Anheuser-Busch Cos., Inc., 6.875%, 2019 (n)	$1,300,000	$1,497,306
ARAMARK Corp., 8.5%, 2015	1,154,000	1,165,540

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – continued
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		$453,000	$473,385
Dean Foods Co., 7%, 2016		1,300,000	1,235,000
Del Monte Foods Co., 6.75%, 2015		1,170,000	1,193,400
Del Monte Foods Co., 7.5%, 2019 (n)		1,000,000	1,015,000
Pinnacle Foods Finance LLC, 9.25%, 2015		990,000	1,004,850
TreeHouse Foods, Inc., 7.75%, 2018		520,000	533,650
Tyson Foods, Inc., 7.85%, 2016		912,000	964,440

			$9,082,571

Forest & Paper Products – 1.5%
Buckeye Technologies, Inc., 8.5%, 2013		$177,000	$180,098
Cascades, Inc., 7.75%, 2017 (n)		445,000	449,450
Cellu Tissue Holdings, Inc., 11.5%, 2014		770,000	852,775
Georgia-Pacific Corp., 7.125%, 2017 (n)		3,585,000	3,620,850
Georgia-Pacific Corp., 8%, 2024		535,000	557,737
Georgia-Pacific Corp., 7.25%, 2028		205,000	197,312
Graphic Packaging International Corp., 9.5%, 2013		635,000	647,700
Jefferson Smurfit Corp., 8.25%, 2012 (d)		480,000	396,000
JSG Funding PLC, 7.75%, 2015		40,000	38,800
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	560,000	758,712

			$7,699,434

Gaming & Lodging – 3.2%
Ameristar Casinos, Inc., 9.25%, 2014		$735,000	$751,538
Boyd Gaming Corp., 6.75%, 2014		415,000	353,269
Firekeepers Development Authority, 13.875%, 2015 (n)		330,000	379,500
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		460,000	4,887
Gaylord Entertainment Co., 6.75%, 2014		665,000	625,100
Harrah’s Operating Co., Inc., 11.25%, 2017		445,000	461,688
Harrah’s Operating Co., Inc., 10%, 2018		735,000	554,925
Harrah’s Operating Co., Inc., 10%, 2018		1,439,000	1,086,445
Host Hotels & Resorts, Inc., 6.75%, 2016		1,150,000	1,132,750
Host Hotels & Resorts, Inc., 9%, 2017 (n)		1,255,000	1,342,850
MGM Mirage, 10.375%, 2014 (n)		145,000	153,700
MGM Mirage, 7.5%, 2016		440,000	348,700
MGM Mirage, 11.125%, 2017 (n)		365,000	394,200
MGM Mirage, 11.375%, 2018 (n)		1,865,000	1,725,125
Penn National Gaming, Inc., 8.75%, 2019 (n)		1,065,000	1,054,350
Pinnacle Entertainment, Inc., 7.5%, 2015		550,000	455,125
Royal Caribbean Cruises Ltd., 7%, 2013		545,000	540,912
Royal Caribbean Cruises Ltd., 11.875%, 2015		2,050,000	2,321,625
Scientific Games Corp., 6.25%, 2012		380,000	376,200
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		1,235,000	1,228,825
Station Casinos, Inc., 6%, 2012 (d)		1,730,000	250,850
Station Casinos, Inc., 6.5%, 2014 (d)		25,000	130
Station Casinos, Inc., 6.875%, 2016 (d)		980,000	5,096
Wyndham Worldwide Corp., 6%, 2016		1,460,000	1,417,580

			$16,965,370

Industrial – 0.8%
Altra Holdings, Inc., 8.125%, 2016 (n)		$350,000	$358,750
Aquilex Corp., 11.125%, 2016 (n)		870,000	909,150
Baldor Electric Co., 8.625%, 2017		1,260,000	1,291,500
Great Lakes Dredge & Dock Corp., 7.75%, 2013		550,000	544,500
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		680,000	700,400
Oshkosh Corp., 8.25%, 2017 (z)		125,000	125,000
Oshkosh Corp., 8.5%, 2020 (z)		140,000	140,000

			$4,069,300

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Insurance – 1.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$2,100,000	$1,637,376
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		800,000	888,000
Metropolitan Life Global Funding, 2.875%, 2012 (n)		1,350,000	1,375,268
Metropolitan Life Global Funding, 5.125%, 2014 (n)		860,000	922,948
Unum Group, 7.125%, 2016		1,171,000	1,249,876

			$6,073,468

Insurance - Property & Casualty – 1.3%
Allstate Corp., 7.45%, 2019		$850,000	$998,281
AXIS Capital Holdings Ltd., 5.75%, 2014		1,013,000	1,067,671
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		1,170,000	1,263,600
USI Holdings Corp., FRN, 4.125%, 2014 (n)		2,005,000	1,659,137
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (z)		1,190,000	1,071,000
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		627,000	564,300

			$6,623,989

International Market Quasi-Sovereign – 1.7%
Bank of Ireland, 2.75%, 2012 (n)		$1,480,000	$1,478,339
Canada Housing Trust, 4.6%, 2011 (n)	CAD	392,000	392,700
Commonwealth Bank of Australia, 2.9%, 2014 (n)		$1,780,000	1,801,720
ING Bank N.V., 3.9%, 2014 (n)		1,390,000	1,450,775
Irish Life & Permanent PLC, 3.6%, 2013 (n)		1,500,000	1,505,186
KFW International Finance, Inc., 4.875%, 2019		1,000,000	1,079,924
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,000,000	1,041,580

			$8,750,224

International Market Sovereign – 12.7%
Federal Republic of Germany, 5.25%, 2010	EUR	2,329,000	$3,223,134
Federal Republic of Germany, 3.75%, 2015	EUR	2,288,000	3,347,526
Federal Republic of Germany, 4.25%, 2018	EUR	619,000	924,273
Federal Republic of Germany, 6.25%, 2030	EUR	847,000	1,530,464
Government of Canada, 4.5%, 2015	CAD	747,000	775,895
Government of Canada, 5.75%, 2033	CAD	136,000	161,860
Government of Japan, 1.5%, 2012	JPY	549,000,000	6,365,520
Government of Japan, 1.3%, 2014	JPY	225,600,000	2,631,614
Government of Japan, 1.7%, 2017	JPY	644,600,000	7,689,651
Government of Japan, 2.2%, 2027	JPY	619,000,000	7,152,685
Kingdom of Belgium, 5.5%, 2017	EUR	378,000	596,181
Kingdom of Spain, 5.35%, 2011	EUR	2,269,000	3,295,165
Kingdom of Spain, 4.6%, 2019	EUR	517,000	749,698
Kingdom of Sweden, 4.5%, 2015	SEK	2,635,000	406,404
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,333,000	1,944,495
Kingdom of the Netherlands, 5.5%, 2028	EUR	454,000	746,983
Republic of Austria, 4.65%, 2018	EUR	1,345,000	2,018,774
Republic of Finland, 3.875%, 2017	EUR	921,000	1,331,519
Republic of France, 4.75%, 2012	EUR	703,000	1,042,817
Republic of France, 4.75%, 2035	EUR	1,370,000	2,078,049
Republic of Ireland, 4.6%, 2016	EUR	1,629,000	2,327,992
Republic of Italy, 4.75%, 2013	EUR	5,607,000	8,236,775
Republic of Italy, 5.25%, 2017	EUR	2,779,000	4,259,148
United Kingdom Treasury, 8%, 2015	GBP	755,000	1,459,544
United Kingdom Treasury, 8%, 2021	GBP	953,000	1,965,523
United Kingdom Treasury, 4.25%, 2036	GBP	739,000	1,067,894

			$67,329,583

Machinery & Tools – 0.6%
Case New Holland, Inc., 7.125%, 2014		$1,995,000	$1,995,000

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – continued
Rental Service Corp., 9.5%, 2014	$1,010,000	$977,175

		$2,972,175

Major Banks – 2.8%
Bank of America Corp., 7.375%, 2014	$1,000,000	$1,124,460
Bank of America Corp., 7.625%, 2019	370,000	418,416
Bank of America Corp., 8% to 2018, FRN to 2049	3,275,000	3,121,468
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	1,667,000	1,436,554
Credit Suisse New York, 5.5%, 2014	1,000,000	1,092,431
Goldman Sachs Group, Inc., 6%, 2014	2,000,000	2,195,010
JPMorgan Chase & Co., 6.3%, 2019	1,000,000	1,108,948
Morgan Stanley, 5.75%, 2016	397,000	412,663
Morgan Stanley, 6.625%, 2018	391,000	416,017
Morgan Stanley, 7.3%, 2019	830,000	917,743
Morgan Stanley, 5.625%, 2019	1,500,000	1,487,232
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	289,000	282,367
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	330,000	266,475
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	498,000	501,200

		$14,780,984

Medical & Health Technology & Services – 5.3%
Biomet, Inc., 10%, 2017	$615,000	$671,888
Biomet, Inc., 11.625%, 2017	2,260,000	2,497,300
Community Health Systems, Inc., 8.875%, 2015	3,510,000	3,632,850
Cooper Cos., Inc., 7.125%, 2015	570,000	561,450
DaVita, Inc., 6.625%, 2013	794,000	795,985
DaVita, Inc., 7.25%, 2015	1,595,000	1,600,981
Fisher Scientific International, Inc., 6.125%, 2015	1,254,000	1,304,160
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	734,825
HCA, Inc., 8.75%, 2010	480,000	490,800
HCA, Inc., 9.25%, 2016	6,130,000	6,505,462
HCA, Inc., 8.5%, 2019 (n)	605,000	648,863
HealthSouth Corp., 8.125%, 2020	1,005,000	979,875
Hospira, Inc., 6.05%, 2017	655,000	711,908
McKesson Corp., 7.5%, 2019	110,000	131,932
Owens & Minor, Inc., 6.35%, 2016	970,000	906,433
Psychiatric Solutions, Inc., 7.75%, 2015	445,000	427,200
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	260,000	243,100
Tenet Healthcare Corp., 9.25%, 2015	1,445,000	1,466,675
U.S. Oncology, Inc., 10.75%, 2014	655,000	681,200
United Surgical Partners International, Inc., 8.875%, 2017	225,000	230,062
United Surgical Partners International, Inc., 9.25%, 2017 (p)	245,000	252,350
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,530,000	1,484,100
VWR Funding, Inc., 10.25%, 2015 (p)	1,204,125	1,276,373

		$28,235,772

Metals & Mining – 3.1%
Arch Western Finance LLC, 6.75%, 2013	$1,655,000	$1,659,137
Bumi Capital Pte Ltd., 12%, 2016 (n)	1,427,000	1,469,810
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	545,000	543,638
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	545,000	550,450
FMG Finance Ltd., 10.625%, 2016 (n)	730,000	813,950
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	4,355,000	4,725,175
Gerdau Holdings, Inc., 7%, 2020 (n)	924,000	933,240
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,414,958
Ispat Inland ULC, 9.75%, 2014	1,200,000	1,245,600
Peabody Energy Corp., 5.875%, 2016	675,000	666,562
Peabody Energy Corp., 7.375%, 2016	1,245,000	1,316,587

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Peabody Energy Corp., “B”, 6.875%, 2013	$1,000,000	$1,012,500

		$16,351,607

Mortgage Backed – 5.7%
Fannie Mae, 3.81%, 2013	$313,021	$327,234
Fannie Mae, 4.1%, 2013	510,994	538,172
Fannie Mae, 4.19%, 2013	416,228	439,913
Fannie Mae, 4.845%, 2013	140,911	151,315
Fannie Mae, 4.6%, 2014	725,244	775,039
Fannie Mae, 4.609%, 2014	489,019	522,942
Fannie Mae, 4.77%, 2014	333,115	358,296
Fannie Mae, 4.56%, 2015	179,762	191,213
Fannie Mae, 4.665%, 2015	145,750	155,764
Fannie Mae, 4.7%, 2015	139,119	148,868
Fannie Mae, 4.74%, 2015	344,477	369,056
Fannie Mae, 4.78%, 2015	401,966	431,064
Fannie Mae, 4.815%, 2015	360,000	386,501
Fannie Mae, 4.87%, 2015	294,168	316,323
Fannie Mae, 4.89%, 2015	98,207	105,979
Fannie Mae, 4.921%, 2015	982,930	1,061,429
Fannie Mae, 6%, 2016 - 2037	3,981,141	4,253,073
Fannie Mae, 5.5%, 2019 - 2035	11,165,653	11,840,332
Fannie Mae, 4.88%, 2020	273,907	292,214
Fannie Mae, 6.5%, 2032 - 2033	951,427	1,032,935
Fannie Mae, 5%, 2034	3,059,376	3,188,170
Freddie Mac, 5%, 2024	26,548	26,794
Freddie Mac, 5.5%, 2034	2,584,214	2,742,527
Freddie Mac, 6%, 2034	692,663	750,163

		$30,405,316

Natural Gas - Distribution – 0.8%
AmeriGas Partners LP, 7.25%, 2015	$670,000	$673,350
AmeriGas Partners LP, 7.125%, 2016	1,925,000	1,929,812
Inergy LP, 6.875%, 2014	1,585,000	1,545,375

		$4,148,537

Natural Gas - Pipeline – 1.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,500,000	$1,406,250
Atlas Pipeline Partners LP, 8.75%, 2018	250,000	233,750
CenterPoint Energy, Inc., 7.875%, 2013	960,000	1,106,640
Crosstex Energy, Inc., 8.875%, 2018 (z)	415,000	421,225
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	1,550,000	1,616,216
El Paso Corp., 8.25%, 2016	675,000	715,500
El Paso Corp., 7%, 2017	345,000	346,059
El Paso Corp., 7.75%, 2032	546,000	527,564
MarkWest Energy Partners LP, 6.875%, 2014	1,720,000	1,659,800
MarkWest Energy Partners LP, 8.75%, 2018	165,000	167,063
Spectra Energy Capital LLC, 8%, 2019	810,000	965,454

		$9,165,521

Network & Telecom – 2.5%
AT&T, Inc., 6.55%, 2039	$170,000	$179,612
Axtel S.A.B. de C.V., 9%, 2019 (n)	174,000	177,045
Cincinnati Bell, Inc., 8.375%, 2014	910,000	916,825
Cincinnati Bell, Inc., 8.25%, 2017	815,000	815,000
Citizens Communications Co., 9%, 2031	680,000	659,600
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	2,177,000	2,329,390
Qwest Communications International, Inc., 8%, 2015 (n)	365,000	377,775

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Qwest Communications International, Inc., 7.125%, 2018 (n)	$825,000	$825,000
Qwest Corp., 7.875%, 2011	700,000	740,250
Qwest Corp., 8.375%, 2016	278,000	304,410
Telemar Norte Leste S.A., 9.5%, 2019 (n)	1,023,000	1,205,861
TELUS Corp., 8%, 2011	545,000	588,451
Verizon New York, Inc., 6.875%, 2012	1,525,000	1,671,736
Windstream Corp., 8.625%, 2016	2,290,000	2,330,075

		$13,121,030

Oil Services – 0.6%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$490,000	$417,725
Basic Energy Services, Inc., 7.125%, 2016	195,000	165,750
Expro Finance Luxembourg, 8.5%, 2016 (n)	755,000	751,225
McJunkin Red Man Holding Corp., 9.5%, 2016 (z)	635,000	636,588
Trico Shipping A.S., 11.875%, 2014 (n)	1,245,000	1,206,094

		$3,177,382

Oils – 0.0%
Petroplus Holdings AG, 9.375%, 2019 (n)	$295,000	$259,600

Other Banks & Diversified Financials – 2.6%
Banco BMG S.A., 9.95%, 2019	$1,467,000	$1,549,505
Banco BMG S.A., 9.95%, 2019 (n)	100,000	105,624
Banco Votorantim S.A., 7.375%, 2020 (n)	1,292,000	1,325,915
Bosphorus Financial Services Ltd., FRN, 2.05%, 2012 (z)	750,000	718,196
Capital One Financial Corp., 8.8%, 2019	320,000	384,538
Capital One Financial Corp., 10.25%, 2039	1,000,000	1,134,243
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,974,000	2,328,333
LBG Capital No.1 PLC, 7.875%, 2020 (z)	890,000	738,700
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	655,000	599,362
Santander UK PLC, 8.963% to 2030, FRN to 2049	295,000	308,275
Svenska Handelsbanken AB, 2.875%, 2012 (n)	900,000	915,627
Svenska Handelsbanken AB, 4.875%, 2014 (n)	1,000,000	1,056,356
VTB Capital S.A., 6.465%, 2015 (z)	1,169,000	1,164,324
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,490,000	1,512,597

		$13,841,595

Pharmaceuticals – 0.2%
Roche Holdings, Inc., 6%, 2019 (n)	$1,000,000	$1,106,053

Pollution Control – 0.2%
Allied Waste North America, Inc., 7.125%, 2016	$75,000	$81,000
Allied Waste North America, Inc., 6.875%, 2017	870,000	939,600

		$1,020,600

Precious Metals & Minerals – 0.7%
Alrosa Finance S.A., 8.875%, 2014	$400,000	$429,200
Teck Resources Ltd., 9.75%, 2014	450,000	531,000
Teck Resources Ltd., 10.25%, 2016	680,000	810,900
Teck Resources Ltd., 10.75%, 2019	1,480,000	1,820,400

		$3,591,500

Printing & Publishing – 0.6%
American Media Operations, Inc., 9%, 2013 (p)(z)	$10,866	$6,636
American Media Operations, Inc., 14%, 2013 (p)(z)	116,181	68,989
McClatchy Co., 11.5%, 2017 (z)	640,000	624,000
Nielsen Finance LLC, 10%, 2014	1,790,000	1,857,125
Nielsen Finance LLC, 11.5%, 2016	545,000	606,994

		$3,163,744

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.4%
Kansas City Southern Railway, 8%, 2015	$1,895,000	$1,942,375

Real Estate – 0.4%
CB Richard Ellis Group, Inc., 11.625%, 2017	$220,000	$242,550
HRPT Properties Trust, REIT, 6.25%, 2016	853,000	852,097
Simon Property Group, Inc., REIT, 5.875%, 2017	756,000	790,775

		$1,885,422

Retailers – 2.1%
Couche-Tard, Inc., 7.5%, 2013	$350,000	$351,750
Dollar General Corp., 11.875%, 2017 (p)	261,000	302,108
General Nutrition Centers, Inc., FRN, 5.177%, 2014 (p)	740,000	680,800
Home Depot, Inc., 5.875%, 2036	509,000	498,526
Limited Brands, Inc., 5.25%, 2014	635,000	615,950
Limited Brands, Inc., 6.95%, 2033	275,000	235,125
Macy’s, Inc., 5.75%, 2014	1,680,000	1,684,200
Macy’s, Inc., 5.9%, 2016	820,000	795,400
Macy’s, Inc., 6.375%, 2037	355,000	312,400
Neiman Marcus Group, Inc., 10.375%, 2015	1,315,000	1,308,425
Sally Beauty Holdings, Inc., 10.5%, 2016	1,270,000	1,368,425
Toys “R” Us, Inc., 7.625%, 2011	220,000	224,400
Toys “R” Us, Inc., 10.75%, 2017 (n)	1,040,000	1,141,400
Toys “R” Us, Inc., 8.5%, 2017 (n)	1,575,000	1,590,750

		$11,109,659

Specialty Stores – 0.1%
GSC Holdings Corp., 8%, 2012	$220,000	$226,600
Payless ShoeSource, Inc., 8.25%, 2013	151,000	153,643

		$380,243

Supermarkets – 0.2%
Delhaize America, Inc., 9%, 2031	$588,000	$749,067
SUPERVALU, Inc., 8%, 2016	440,000	443,300

		$1,192,367

Supranational – 0.9%
Central American Bank, 4.875%, 2012 (n)	$1,426,000	$1,473,979
Eurasian Development Bank, 7.375%, 2014 (n)	211,000	222,605
European Investment Bank, 5.125%, 2017	2,593,000	2,891,236

		$4,587,820

Telecommunications - Wireless – 2.5%
AT&T Wireless Services, Inc., 8.75%, 2031	$900,000	$1,159,841
Cingular Wireless LLC, 6.5%, 2011	1,020,000	1,110,974
Cricket Communications, Inc., 7.75%, 2016	560,000	569,100
Crown Castle International Corp., 9%, 2015	1,475,000	1,593,000
Crown Castle International Corp., 7.75%, 2017 (n)	715,000	773,988
Crown Castle International Corp., 7.125%, 2019	330,000	330,000
Digicel Group Ltd., 12%, 2014 (n)	100,000	111,500
Digicel Group Ltd., 8.25%, 2017 (n)	710,000	674,500
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	758,000	775,055
Nextel Communications, Inc., 6.875%, 2013	660,000	633,600
NII Holdings, Inc., 10%, 2016 (n)	1,615,000	1,752,275
SBA Communications Corp., 8%, 2016 (n)	260,000	270,400
SBA Communications Corp., 8.25%, 2019 (n)	220,000	231,000
Sprint Nextel Corp., 8.375%, 2017	1,810,000	1,751,175
Sprint Nextel Corp., 8.75%, 2032	380,000	335,350
Wind Acquisition Finance S.A., 12%, 2015 (n)	908,000	971,560

		$13,043,318

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.3%
Frontier Communications Corp., 8.125%, 2018	$1,625,000	$1,616,875

Tobacco – 0.6%
Alliance One International, Inc., 10%, 2016 (n)	$1,035,000	$1,076,400
Alliance One International, Inc., 10%, 2016 (n)	225,000	234,000
Reynolds American, Inc., 6.75%, 2017	1,790,000	1,931,670

		$3,242,070

Transportation – 0.0%
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	$224,180	$175,421

Transportation - Services – 0.9%
Commercial Barge Line Co., 12.5%, 2017	$1,085,000	$1,133,825
Erac USA Finance Co., 6.375%, 2017 (n)	1,000,000	1,094,758
Hertz Corp., 8.875%, 2014	2,140,000	2,172,100
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	373,700

		$4,774,383

U.S. Government Agencies and Equivalents – 0.7%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,482,920

U.S. Treasury Obligations – 3.6%
U.S. Treasury Bonds, 7.5%, 2016	$3,450,000	$4,411,418
U.S. Treasury Bonds, 8%, 2021	5,000,000	6,935,155
U.S. Treasury Bonds, 6.25%, 2023 (f)	1,800,000	2,198,250
U.S. Treasury Bonds, 5.375%, 2031	286,200	323,719
U.S. Treasury Bonds, 4.5%, 2036	95,000	95,520
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,116,846
U.S. Treasury Notes, 6.375%, 2027	1,410,000	1,764,702

		$18,845,610

Utilities - Electric Power – 5.1%
AES Corp., 8%, 2017	$2,840,000	$2,822,250
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	370,000	411,824
Bruce Mansfield Unit, 6.85%, 2034	1,547,152	1,593,816
Calpine Corp., 8%, 2016 (n)	1,800,000	1,822,500
CenterPoint Energy, Inc., 6.5%, 2018	400,000	426,170
Colbun S.A., 6%, 2020 (n)	748,000	753,317
Dynegy Holdings, Inc., 7.5%, 2015	1,200,000	1,044,000
Dynegy Holdings, Inc., 7.75%, 2019	1,335,000	1,047,975
Edison Mission Energy, 7%, 2017	2,010,000	1,472,325
EDP Finance B.V., 6%, 2018 (n)	798,000	836,677
Energy Future Holdings, 10%, 2020 (n)	535,000	545,700
Exelon Generation Co. LLC, 6.25%, 2039	850,000	869,672
ISA Capital do Brasil S.A., 7.875%, 2012	922,000	962,752
Mirant North America LLC, 7.375%, 2013	1,940,000	1,932,725
NiSource Finance Corp., 7.875%, 2010	687,000	717,198
NorthWestern Corp., 5.875%, 2014	861,000	883,873
NRG Energy, Inc., 7.375%, 2016	3,580,000	3,530,775
RRI Energy, Inc., 7.875%, 2017	971,000	907,885
System Energy Resources, Inc., 5.129%, 2014 (z)	1,091,992	1,107,869
Texas Competitive Electric Holdings LLC, 10.25%, 2015	4,665,000	3,486,621

		$27,175,924

Total Bonds		$589,674,967

Convertible Bonds – 0.1%
Automotive – 0.1%
Accuride Corp., 7.5%, 2020	$198,545	$345,681

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – 1.3%
Aerospace – 0.0%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$209,115	$190,948

Automotive – 0.7%
Accuride Corp., Term Loan, 9.25%, 2012	$90,346	$90,158
Allison Transmission, Inc., Term Loan B, 2.99%, 2014	243,633	223,115
Federal-Mogul Corp., Term Loan B, 2.16%, 2014	328,562	287,389
Ford Motor Co., Term Loan B, 3.25%, 2013	2,674,089	2,498,046
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.34%, 2014	480,501	445,865

		$3,544,573

Broadcasting – 0.0%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$89,591	$80,542
Local TV Finance LLC, Term Loan B, 2.26%, 2013	48,513	41,964

		$122,506

Building – 0.0%
Building Materials Holding Corp., Term Loan, 3%, 2014	$103,479	$100,762

Chemicals – 0.3%
LyondellBasell, DIP Term Loan, 9.16%, 2010 (q)	$249,041	$259,190
LyondellBasell, DIP Term Loan B-3, 5.79%, 2010	503,731	525,895
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.72%, 2014	15,855	11,094
LyondellBasell, Dutch Tranche Term Loan, 3.72%, 2013	35,888	25,111
LyondellBasell, German Tranche Term Loan B-1, 3.97%, 2014	45,517	31,849
LyondellBasell, German Tranche Term Loan B-2, 3.97%, 2014	45,517	31,849
LyondellBasell, German Tranche Term Loan B-3, 3.97%, 2014	45,517	31,849
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.72%, 2014	59,455	41,602
LyondellBasell, U.S. Tranche Term Loan, 3.72%, 2014	113,278	79,263
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014	197,512	138,203
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014	197,512	138,203
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014	197,512	138,203

		$1,452,311

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B1, 2.51%, 2013	$273,610	$246,420
Michaels Stores, Inc., Term Loan B2, 4.76%, 2016	360,775	343,688

		$590,108

Utilities - Electric Power – 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.72%, 2014	$1,009,853	$807,882

Total Floating Rate Loans		$6,809,090

Common Stocks – 0.2%
Automotive – 0.0%
Accuride Corp. (a)	138,981	$180,675

Broadcasting – 0.1%
Dex One Corp. (a)	16,641	$495,902
Supermedia, Inc. (a)	448	18,816

		$514,718

Construction – 0.1%
Nortek, Inc. (a)	10,190	$377,030

Printing & Publishing – 0.0%
American Media, Inc. (a)	1,991	$5,713
Golden Books Family Entertainment, Inc. (a)	3,683	0

		$5,713

Total Common Stocks		$1,078,136

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.1%
Financial Institutions – 0.1%
GMAC, Inc., 7% (z)	425	$300,807

Money Market Funds (v) – 4.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	21,943,638	$21,943,638

Total Investments		$620,152,319

Other Assets, Less Liabilities – (17.2)%		(91,138,815)

Net Assets 100.0%		$529,013,504

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $129,778,462, representing 24.5% of net assets.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09 - 10/15/09	$7,521	$6,636
American Media Operations, Inc., 14%, 2013	1/29/09 - 10/15/09	69,931	68,989
Anthracite Ltd., “A” CDO, FRN, 0.588%, 2019	1/15/10	1,084,869	1,080,356
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.83%, 2040	3/01/06	922,592	334,440
Bosphorus Financial Services Ltd., FRN, 2.05%, 2012	3/08/05	750,000	718,196
Building Materials Holding Corp., 7%, 2020	2/02/10	635,000	635,000
Cablevision Systems Corp., 8.625%, 2017	2/26/10	286,000	283,250
Credit Acceptance Corp., 9.125%, 2017	1/25/10	487,575	497,500
Crosstex Energy, Inc., 8.875%, 2018	2/03/10	406,354	421,225
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	2,062,860
Freescale Semiconductor, Inc., 10.125%, 2018	2/09/10	385,000	388,850
GMAC, Inc., 7% (Preferred Stock)	12/26/08	327,250	300,807
LBG Capital No.1 PLC, 7.875%, 2020	1/08/10 - 1/12/10	801,626	738,700
Libbey Glass, Inc., 10%, 2015	1/28/10 - 2/24/10	366,583	372,600
Local TV Finance LLC, 10%, 2015	11/09/07 - 11/30/09	875,356	544,084
McClatchy Co., 11.5%, 2017	2/04/10 - 2/08/10	632,117	624,000
McJunkin Red Man Holding Corp., 9.5%, 2016	1/21/10 - 2/24/10	642,738	636,588
Oshkosh Corp., 8.25%, 2017	2/26/10	125,000	125,000
Oshkosh Corp., 8.5%, 2020	2/26/10	140,000	140,000
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,510,000	2,492,747
Ply Gem Industries, Inc., 13.125%, 2014	1/06/10	651,263	673,350
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,560,152	1,318,389
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,091,992	1,107,869
VTB Capital S.A., 6.465%, 2015	2/25/10	1,169,000	1,164,324
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065	2/04/10	1,100,750	1,071,000

Total Restricted Securities			$17,806,760
% of Net Assets			3.4%

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/28/10 - continued

The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$514,718	$858,512	$5,713	$1,378,943
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	22,328,530	—	22,328,530
Non-U.S. Sovereign Debt	—	117,334,927	—	117,334,927
Corporate Bonds	—	313,126,282	—	313,126,282
Residential Mortgage-Backed Securities	—	33,443,648	—	33,443,648
Commercial Mortgage-Backed Securities	—	34,287,270	—	34,287,270
Asset-Backed Securities (including CDOs)	—	1,514,796	—	1,514,796
Foreign Bonds	—	66,368,979	—	66,368,979
Floating Rate Loans	—	6,809,090	—	6,809,090
Other Fixed Income Securities	—	1,616,216	—	1,616,216
Mutual Funds	21,943,638	—	—	21,943,638

Total Investments	$22,458,356	$597,688,250	$5,713	$620,152,319

Other Financial Instruments
Futures	$(293,379)	$—	$—	$(293,379)
Forward Currency Contracts	—	2,191,375	—	2,191,375

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/09	$2,667
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,046
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 2/28/10	$5,713

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at February 28, 2010 is $3,046.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$600,284,012

Gross unrealized appreciation	$34,462,800
Gross unrealized depreciation	(14,594,493)

Net unrealized appreciation (depreciation)	$19,868,307

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/28/10 - continued

(3) Derivative Contracts at 2/28/10

Forward Foreign Currency Exchange Contracts at 2/28/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	4,879,663	3/02/10 - 4/05/10	$2,633,494	$2,691,329	$57,835
BUY	BRL	JPMorgan Chase Bank	4,956,000	3/02/10 - 4/05/10	2,663,920	2,733,432	69,512
BUY	CLP	HSBC Bank	334,040,000	4/01/10	631,456	636,880	5,424
BUY	EUR	HSBC Bank	1,882,000	3/15/10	2,538,385	2,562,577	24,192
SELL	EUR	Barclays Bank PLC	662	3/15/10	922	901	21
SELL	EUR	Deutsche Bank AG	867,367	3/04/10	1,304,000	1,181,047	122,953
SELL	EUR	Goldman Sachs International	1,672,190	3/15/10	2,366,199	2,276,894	89,305
SELL	EUR	HSBC Bank	722,713	3/15/10	1,029,433	984,063	45,370
SELL	EUR	JPMorgan Chase Bank	239,558	3/15/10	349,972	326,188	23,784
SELL	EUR	JPMorgan Chase Bank	346,257	3/15/10	487,992	471,471	16,521
SELL	EUR	UBS AG	29,818,837	3/15/10	43,565,321	40,602,051	2,963,270
SELL	GBP	Barclays Bank PLC	1,529,988	4/12/10	2,442,550	2,332,264	110,286
SELL	GBP	Deutsche Bank AG	1,529,988	4/12/10	2,443,468	2,332,264	111,204
BUY	INR	Deutsche Bank AG	55,054,935	3/09/10	1,175,132	1,193,508	18,376
BUY	MXN	Merrill Lynch International Bank	16,606,000	3/05/10	1,280,616	1,299,111	18,495
BUY	PHP	JPMorgan Chase Bank	121,414,000	3/03/10 - 3/16/10	2,611,222	2,630,995	19,773
BUY	SEK	Barclays Bank PLC	9,451,000	3/15/10	1,300,547	1,325,593	25,046

							$3,721,367

Liability Derivatives
BUY	AUD	UBS AG	2,935,000	4/12/10	$2,631,785	$2,619,181	$(12,604)
SELL	BRL	Deutsche Bank AG	2,439,832	3/02/10	1,333,241	1,350,099	(16,858)
SELL	BRL	JPMorgan Chase Bank	2,478,000	3/02/10	1,349,673	1,371,220	(21,547)
SELL	CAD	UBS AG	47,422	3/10/10	44,931	45,069	(138)
BUY	CLP	HSBC Bank	700,165,000	3/02/10	1,342,598	1,334,283	(8,315)
SELL	CLP	HSBC Bank	700,165,000	3/02/10	1,309,616	1,334,283	(24,667)
BUY	CNY	Deutsche Bank AG	5,910,000	5/17/10	879,203	865,178	(14,025)
BUY	CNY	HSBC Bank	11,785,000	5/17/10	1,752,938	1,725,232	(27,706)
BUY	EUR	Barclays Bank PLC	1,793,222	3/15/10	2,488,650	2,441,695	(46,955)
BUY	EUR	Goldman Sachs International	398,758	3/15/10	554,385	542,958	(11,427)
BUY	EUR	UBS AG	1,462,300	3/15/10	2,069,403	1,991,103	(78,300)
SELL	EUR	UBS AG	955,655	3/15/10	1,301,000	1,301,243	(243)
BUY	GBP	Barclays Bank PLC	1,020,000	4/12/10	1,574,669	1,554,855	(19,814)
SELL	GBP	HSBC Bank	938,000	4/12/10	1,425,338	1,429,857	(4,519)
SELL	JPY	Barclays Bank PLC	253,072,561	3/15/10	2,792,140	2,848,626	(56,486)
SELL	JPY	Goldman Sachs International	117,298,160	4/12/10	1,301,000	1,320,496	(19,496)
SELL	JPY	JPMorgan Chase Bank	1,973,842,296	4/12/10	21,273,520	22,220,730	(947,210)
SELL	JPY	Merrill Lynch International Bank	18,450,185	4/12/10	198,701	207,705	(9,004)
BUY	KRW	Deutsche Bank AG	1,520,505,000	3/05/10	1,321,030	1,310,825	(10,205)
BUY	KRW	Merrill Lynch International Bank	1,514,364,000	3/05/10	1,313,412	1,305,531	(7,881)
BUY	PLN	Deutsche Bank AG	3,577,263	3/04/10	1,304,000	1,234,939	(69,061)
SELL	PLN	HSBC Bank	3,578,500	3/22/10	1,193,303	1,233,790	(40,487)
SELL	SEK	UBS AG	2,984,458	4/12/10	412,486	418,620	(6,134)
BUY	TRY	HSBC Bank	1,951,000	3/12/10	1,331,105	1,259,175	(71,930)
BUY	TWD	JPMorgan Chase Bank	41,892,000	3/11/10	1,311,995	1,307,056	(4,939)
BUY	ZAR	Barclays Bank PLC	10,863	3/23/10	1,442	1,401	(41)

							$(1,529,992)

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/28/10 - continued

Futures Contracts Outstanding at 2/28/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	28	$3,295,250	Jun-10	$40,371

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	404	$47,463,688	Jun-10	$(333,750)

At February 28, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,715,187	45,739,765	(49,511,314)	21,943,638

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,273	$21,943,638

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2010, are as follows:

United States	65.5%
Japan	4.7%
Italy	2.4%
Canada	2.2%
United Kingdom	2.1%
Brazil	2.0%
Germany	1.9%
Indonesia	1.7%
Mexico	1.6%
Other Countries	15.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.